Consolidated Balance Sheets (Parenthetical) - € / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Ordinary share capital, par value (in EUR per share)	€ 0.01	€ 0.01
Ordinary share capital, shares authorized (in shares)	450,000,000	350,000,000
Ordinary share capital, shares issued (in shares)	250,347,345	138,847,345
Ordinary share capital, shares outstanding (in shares)	245,395,448	130,398,538
Unvested restricted stock (in shares)	5,822,811	2,552,346
Treasury stock, at cost, shares (in shares)	4,951,897	8,448,807